LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.84%
Aerospace & Defense–1.02%
†AAR Corp.	10,610	$635,221
†AeroVironment, Inc.	893	136,879
†Astronics Corp.	12,502	238,038
Cadre Holdings, Inc.	3,672	132,927
Curtiss-Wright Corp.	4,396	1,125,112
Kaman Corp.	13,030	597,686
†Kratos Defense & Security Solutions, Inc.	56,652	1,041,264
Moog, Inc. Class A	5,708	911,282
National Presto Industries, Inc.	1,819	152,432
Textron, Inc.	11,642	1,116,817
		6,087,658
Air Freight & Logistics–0.17%
†Air Transport Services Group, Inc.	16,750	230,480
†GXO Logistics, Inc.	2,531	136,067
Hub Group, Inc. Class A	15,046	650,288
		1,016,835
Airlines–0.47%
†Alaska Air Group, Inc.	6,781	291,515
Allegiant Travel Co.	7,409	557,231
†American Airlines Group, Inc.	8,228	126,300
†Joby Aviation, Inc.	47,553	254,884
†SkyWest, Inc.	18,754	1,295,526
†Sun Country Airlines Holdings, Inc.	16,928	255,444
		2,780,900
Auto Components–1.27%
†Adient PLC	12,656	416,635
†American Axle & Manufacturing Holdings, Inc.	51,694	380,468
BorgWarner, Inc.	41,066	1,426,633
Dana, Inc.	44,326	562,940
†Fox Factory Holding Corp.	5,224	272,014
†Goodyear Tire & Rubber Co.	66,564	913,924
†Modine Manufacturing Co.	21,172	2,015,363
Patrick Industries, Inc.	8,833	1,055,278
Phinia, Inc.	10,448	401,516
†Stoneridge, Inc.	8,881	163,766
		7,608,537
Automobiles–0.38%
Harley-Davidson, Inc.	3,454	151,078
Thor Industries, Inc.	12,650	1,484,351
Winnebago Industries, Inc.	8,871	656,454
		2,291,883
Banks–7.60%
1st Source Corp.	7,737	405,574
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Amalgamated Financial Corp.	8,477	$203,448
Associated Banc-Corp.	68,488	1,473,177
Atlantic Union Bankshares Corp.	34,052	1,202,376
†Axos Financial, Inc.	25,712	1,389,476
†Bancorp, Inc.	23,550	787,983
Bank OZK	46,871	2,130,756
BankUnited, Inc.	33,655	942,340
Business First Bancshares, Inc.	11,561	257,579
Cambridge Bancorp	3,520	239,923
Cathay General Bancorp	21,905	828,666
Central Pacific Financial Corp.	12,507	247,013
City Holding Co.	6,726	700,984
CNB Financial Corp.	9,501	193,725
Community Trust Bancorp, Inc.	7,290	310,918
ConnectOne Bancorp, Inc.	14,133	275,594
†CrossFirst Bankshares, Inc.	20,921	289,547
†Customers Bancorp, Inc.	13,208	700,816
Eagle Bancorp, Inc.	13,805	324,279
East West Bancorp, Inc.	21,602	1,708,934
Equity Bancshares, Inc. Class A	7,001	240,624
Esquire Financial Holdings, Inc.	3,340	158,550
Farmers & Merchants Bancorp, Inc.	5,737	127,878
Farmers National Banc Corp.	8,957	119,666
Financial Institutions, Inc.	7,061	132,888
First BanCorp	46,393	813,733
First Busey Corp.	20,990	504,809
First Business Financial Services, Inc.	3,686	138,225
First Citizens BancShares, Inc. Class A	686	1,121,610
First Community Bankshares, Inc.	8,058	279,049
First Financial Bancorp	42,622	955,585
First Financial Corp.	5,360	205,449
FNB Corp.	159,500	2,248,950
Fulton Financial Corp.	23,951	380,581
Hanmi Financial Corp.	14,640	233,069
Heartland Financial USA, Inc.	19,297	678,290
Hilltop Holdings, Inc.	21,437	671,407
Home Bancorp, Inc.	3,318	127,113
HomeTrust Bancshares, Inc.	6,894	188,482
Hope Bancorp, Inc.	54,076	622,415
Horizon Bancorp, Inc.	20,815	267,056
Independent Bank Corp.	9,348	236,972
Kearny Financial Corp.	27,119	174,646
Mercantile Bank Corp.	7,542	290,292
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Metrocity Bankshares, Inc.	8,508	$212,360
†Metropolitan Bank Holding Corp.	4,974	191,499
Midland States Bancorp, Inc.	10,039	252,280
Northfield Bancorp, Inc.	18,557	180,374
OceanFirst Financial Corp.	27,335	448,567
OFG Bancorp	20,878	768,519
Orrstown Financial Services, Inc.	4,738	126,836
Pathward Financial, Inc.	12,220	616,866
Popular, Inc.	4,611	406,183
Preferred Bank	6,062	465,380
Premier Financial Corp.	17,030	345,709
QCR Holdings, Inc.	7,632	463,568
RBB Bancorp	7,762	139,794
Republic Bancorp, Inc. Class A	4,146	211,446
Sandy Spring Bancorp, Inc.	20,301	470,577
ServisFirst Bancshares, Inc.	9,849	653,580
Sierra Bancorp	6,584	132,997
South Plains Financial, Inc.	5,663	151,542
Southside Bancshares, Inc.	11,539	337,285
Synovus Financial Corp.	17,041	682,662
†Third Coast Bancshares, Inc.	5,961	119,339
UMB Financial Corp.	9,759	848,935
Valley National Bancorp	186,698	1,486,116
Veritex Holdings, Inc.	24,539	502,804
WaFd, Inc.	21,064	611,488
Webster Financial Corp.	70,927	3,600,964
Western Alliance Bancorp	42,822	2,748,744
Zions Bancorp NA	63,920	2,774,128
		45,480,989
Beverages–0.43%
†Celsius Holdings, Inc.	17,537	1,454,168
MGP Ingredients, Inc.	3,773	324,969
†National Beverage Corp.	6,893	327,142
Primo Water Corp.	12,258	223,218
†Vita Coco Co., Inc.	10,429	254,780
		2,584,277
Biotechnology–7.62%
†4D Molecular Therapeutics, Inc.	14,351	457,223
†89bio, Inc.	26,380	307,063
†ACADIA Pharmaceuticals, Inc.	21,736	401,899
†ADMA Biologics, Inc.	95,922	633,085
†Akero Therapeutics, Inc.	11,011	278,138
†Alector, Inc.	28,537	171,793
†Alkermes PLC	56,395	1,526,613
†Alpine Immune Sciences, Inc.	6,488	257,184
†ALX Oncology Holdings, Inc.	9,955	110,998
†Anavex Life Sciences Corp.	18,139	92,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Anika Therapeutics, Inc.	6,894	$175,108
†Arcellx, Inc.	17,244	1,199,320
†Arcturus Therapeutics Holdings, Inc.	10,917	368,667
†Arcutis Biotherapeutics, Inc.	37,376	370,396
†Ardelyx, Inc.	100,852	736,220
†Aurinia Pharmaceuticals, Inc.	62,991	315,585
†Avid Bioservices, Inc.	29,024	194,461
†Avita Medical, Inc.	11,770	188,673
†Biohaven Ltd.	12,709	695,055
†Blueprint Medicines Corp.	23,951	2,271,992
†Cabaletta Bio, Inc.	16,123	275,058
†CareDx, Inc.	24,632	260,853
†Caribou Biosciences, Inc.	36,429	187,245
†Cullinan Oncology, Inc.	11,963	203,850
†Cytokinetics, Inc.	29,458	2,065,300
†Day One Biopharmaceuticals, Inc.	29,413	485,903
†Denali Therapeutics, Inc.	47,221	968,975
†Disc Medicine, Inc.	3,766	234,471
†Dynavax Technologies Corp.	54,111	671,517
†Dyne Therapeutics, Inc.	20,395	579,014
†Entrada Therapeutics, Inc.	10,019	141,969
†Exact Sciences Corp.	16,553	1,143,150
†Exelixis, Inc.	117,082	2,778,356
†Fate Therapeutics, Inc.	15,020	110,247
†Halozyme Therapeutics, Inc.	35,788	1,455,856
†Heron Therapeutics, Inc.	47,908	132,705
†HilleVax, Inc.	9,908	164,770
†Ideaya Biosciences, Inc.	24,397	1,070,540
†Immunovant, Inc.	24,965	806,619
†Insmed, Inc.	14,024	380,471
†Intellia Therapeutics, Inc.	3,943	108,472
†Iovance Biotherapeutics, Inc.	15,058	223,160
†Kiniksa Pharmaceuticals Ltd. Class A	14,712	290,268
†Krystal Biotech, Inc.	9,678	1,722,007
†Kura Oncology, Inc.	30,929	659,716
†Lyell Immunopharma, Inc.	83,215	185,569
†MacroGenics, Inc.	28,494	419,432
†MannKind Corp.	110,335	499,818
†MiMedx Group, Inc.	54,034	416,062
†Morphic Holding, Inc.	12,830	451,616
†Myriad Genetics, Inc.	36,523	778,670
†Natera, Inc.	16,680	1,525,553
†Nkarta, Inc.	13,990	151,232
†Novavax, Inc.	22,529	107,689
†Nurix Therapeutics, Inc.	22,482	330,485
†Nuvalent, Inc. Class A	10,979	824,413
†Olema Pharmaceuticals, Inc.	12,771	144,568
†ORIC Pharmaceuticals, Inc.	17,924	246,455
†Protagonist Therapeutics, Inc.	26,427	764,533
†PTC Therapeutics, Inc.	13,505	392,860
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Relay Therapeutics, Inc.	29,784	$247,207
†Rhythm Pharmaceuticals, Inc.	11,504	498,468
†Sana Biotechnology, Inc.	41,282	412,820
†Tango Therapeutics, Inc.	20,901	165,954
†TG Therapeutics, Inc.	61,050	928,570
†Twist Bioscience Corp.	25,734	882,934
†Tyra Biosciences, Inc.	6,471	106,124
†Ultragenyx Pharmaceutical, Inc.	9,032	421,704
†Vaxcyte, Inc.	31,922	2,180,592
†Vera Therapeutics, Inc.	12,284	529,686
†Veracyte, Inc.	34,105	755,767
†Vericel Corp.	21,974	1,143,087
†Verve Therapeutics, Inc.	24,848	329,981
†Viking Therapeutics, Inc.	14,697	1,205,154
†Voyager Therapeutics, Inc.	12,122	112,856
†Y-mAbs Therapeutics, Inc.	17,225	280,078
†Zymeworks, Inc.	25,128	264,347
		45,576,577
Building Products–1.35%
†American Woodmark Corp.	7,418	754,114
†Builders FirstSource, Inc.	9,905	2,065,688
Griffon Corp.	12,412	910,296
†JELD-WEN Holding, Inc.	35,317	749,780
†Masterbrand, Inc.	58,676	1,099,588
Quanex Building Products Corp.	15,282	587,287
UFP Industries, Inc.	15,450	1,900,505
		8,067,258
Capital Markets–1.53%
Affiliated Managers Group, Inc.	7,968	1,334,401
Artisan Partners Asset Management, Inc. Class A	26,023	1,191,073
B Riley Financial, Inc.	8,717	184,539
Cboe Global Markets, Inc.	4,198	771,299
Evercore, Inc. Class A	9,127	1,757,769
Invesco Ltd.	6,883	114,189
Janus Henderson Group PLC	20,417	671,515
Jefferies Financial Group, Inc.	14,859	655,282
†StoneX Group, Inc.	1,917	134,688
Victory Capital Holdings, Inc. Class A	12,557	532,793
Virtus Investment Partners, Inc.	3,209	795,768
XP, Inc. Class A	39,952	1,025,168
		9,168,484
Chemicals–1.76%
†Arcadium Lithium PLC	175,862	757,965
†Aspen Aerogels, Inc.	23,964	421,766
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Avient Corp.	12,740	$552,916
Hawkins, Inc.	8,960	688,128
HB Fuller Co.	7,646	609,692
Innospec, Inc.	10,875	1,402,223
Koppers Holdings, Inc.	9,448	521,246
†LSB Industries, Inc.	13,719	120,453
Mativ Holdings, Inc.	25,540	478,875
Minerals Technologies, Inc.	15,068	1,134,319
Orion SA	25,946	610,250
Quaker Chemical Corp.	3,466	711,397
†Rayonier Advanced Materials, Inc.	27,239	130,202
RPM International, Inc.	6,157	732,375
Scotts Miracle-Gro Co.	13,575	1,012,559
Tronox Holdings PLC	37,614	652,603
		10,536,969
Commercial Services & Supplies–1.47%
ACCO Brands Corp.	42,458	238,189
†ACV Auctions, Inc. Class A	45,300	850,281
†BrightView Holdings, Inc.	20,040	238,476
Brink's Co.	12,541	1,158,538
†Cimpress PLC	7,511	664,799
†Clean Harbors, Inc.	11,094	2,233,333
†GEO Group, Inc.	54,722	772,675
†Healthcare Services Group, Inc.	34,455	429,998
HNI Corp.	17,455	787,744
†Liquidity Services, Inc.	10,810	201,066
MillerKnoll, Inc.	26,559	657,601
Steelcase, Inc. Class A	41,789	546,600
		8,779,300
Communications Equipment–0.60%
†Aviat Networks, Inc.	5,302	203,279
†Clearfield, Inc.	6,027	185,873
†Extreme Networks, Inc.	57,083	658,738
†Harmonic, Inc.	26,800	360,192
†Infinera Corp.	93,430	563,383
†NETGEAR, Inc.	13,543	213,573
†NetScout Systems, Inc.	30,666	669,745
†Ribbon Communications, Inc.	41,592	133,094
†Viavi Solutions, Inc.	69,001	627,219
		3,615,096
Construction & Engineering–1.37%
Arcosa, Inc.	2,916	250,368
Comfort Systems USA, Inc.	8,393	2,666,540
†Dycom Industries, Inc.	1,331	191,038
EMCOR Group, Inc.	5,119	1,792,674
Granite Construction, Inc.	12,534	716,067
†IES Holdings, Inc.	3,842	467,341
†Limbach Holdings, Inc.	4,260	176,449
Primoris Services Corp.	11,828	503,518
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Sterling Infrastructure, Inc.	13,142	$1,449,694
		8,213,689
Construction Materials–0.29%
Eagle Materials, Inc.	3,910	1,062,543
†Summit Materials, Inc. Class A	7,851	349,919
U.S. Lime & Minerals, Inc.	979	291,879
		1,704,341
Consumer Finance–0.58%
Bread Financial Holdings, Inc.	22,325	831,383
†Enova International, Inc.	13,167	827,283
†Green Dot Corp. Class A	22,362	208,637
OneMain Holdings, Inc.	17,278	882,733
SLM Corp.	21,907	477,354
†World Acceptance Corp.	1,551	224,864
		3,452,254
Containers & Packaging–0.24%
AptarGroup, Inc.	4,548	654,412
Greif, Inc. Class B	2,510	174,495
Myers Industries, Inc.	16,922	392,083
Pactiv Evergreen, Inc.	14,058	201,310
		1,422,300
Diversified Consumer Services–1.03%
†Adtalem Global Education, Inc.	7,348	377,687
†Chegg, Inc.	52,498	397,410
†Duolingo, Inc.	4,225	931,950
†Frontdoor, Inc.	36,385	1,185,423
†Grand Canyon Education, Inc.	11,284	1,536,994
Perdoceo Education Corp.	30,603	537,389
†Stride, Inc.	18,799	1,185,277
		6,152,130
Diversified Financial Services–2.95%
Banco Latinoamericano de Comercio Exterior SA	12,901	382,128
Corebridge Financial, Inc.	23,476	674,465
Enact Holdings, Inc.	4,252	132,577
Essent Group Ltd.	21,057	1,253,102
Federal Agricultural Mortgage Corp. Class C	4,018	791,064
†International Money Express, Inc.	14,996	342,359
Jackson Financial, Inc. Class A	38,355	2,536,800
Merchants Bancorp	7,570	326,873
MGIC Investment Corp.	125,758	2,811,949
†Mr Cooper Group, Inc.	25,764	2,008,304
†NMI Holdings, Inc. Class A	35,291	1,141,311
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†Pagseguro Digital Ltd. Class A	89,825	$1,282,701
Radian Group, Inc.	69,752	2,334,599
†Repay Holdings Corp.	39,048	429,528
Western Union Co.	83,225	1,163,485
		17,611,245
Diversified Telecommunication Services–0.45%
†Anterix, Inc.	6,027	202,567
†Frontier Communications Parent, Inc.	30,210	740,145
†Globalstar, Inc.	328,136	482,360
Iridium Communications, Inc.	14,748	385,808
†Liberty Latin America Ltd. Class C	64,424	450,324
†Lumen Technologies, Inc.	292,180	455,801
		2,717,005
Electric Utilities–0.39%
Genie Energy Ltd. Class B	9,429	142,189
Hawaiian Electric Industries, Inc.	51,839	584,226
Otter Tail Corp.	18,680	1,613,952
		2,340,367
Electrical Equipment–3.07%
Acuity Brands, Inc.	14,446	3,882,073
†Array Technologies, Inc.	69,414	1,034,963
Atkore, Inc.	11,676	2,222,643
†Bloom Energy Corp. Class A	67,555	759,318
Encore Wire Corp.	6,914	1,816,861
EnerSys	8,172	771,927
†Enovix Corp.	58,194	466,134
†Fluence Energy, Inc.	27,140	470,608
LSI Industries, Inc.	12,785	193,309
†NEXTracker, Inc. Class A	19,803	1,114,315
nVent Electric PLC	40,620	3,062,748
Powell Industries, Inc.	4,301	612,032
†Shoals Technologies Group, Inc. Class A	22,940	256,469
†Thermon Group Holdings, Inc.	15,812	517,369
Vertiv Holdings Co. Class A	11,619	948,924
†Vicor Corp.	6,113	233,761
		18,363,454
Electronic Equipment, Instruments & Components–2.69%
†Arlo Technologies, Inc.	41,224	521,483
†Arrow Electronics, Inc.	2,780	359,899
Badger Meter, Inc.	12,773	2,066,799
Bel Fuse, Inc. Class B	4,677	282,070
†Coherent Corp.	2,592	157,127
Crane NXT Co.	1,827	113,091
†Daktronics, Inc.	18,455	183,812
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Evolv Technologies Holdings, Inc.	53,446	$237,835
†Fabrinet	6,813	1,287,793
†FARO Technologies, Inc.	8,884	191,095
†Insight Enterprises, Inc.	8,119	1,506,237
†Itron, Inc.	1,546	143,036
Jabil, Inc.	18,046	2,417,262
†Knowles Corp.	41,228	663,771
Napco Security Technologies, Inc.	14,599	586,296
†nLight, Inc.	21,121	274,573
†OSI Systems, Inc.	6,999	999,597
†PAR Technology Corp.	12,477	565,957
PC Connection, Inc.	3,016	198,845
†Sanmina Corp.	14,005	870,831
†ScanSource, Inc.	11,549	508,618
†TTM Technologies, Inc.	16,719	261,652
Vishay Intertechnology, Inc.	33,254	754,201
Vontier Corp.	21,057	955,145
		16,107,025
Energy Equipment & Services–2.44%
Archrock, Inc.	64,188	1,262,578
Cactus, Inc. Class A	15,364	769,583
ChampionX Corp.	45,329	1,626,858
†DMC Global, Inc.	9,099	177,340
†Helix Energy Solutions Group, Inc.	32,354	350,717
Helmerich & Payne, Inc.	44,816	1,884,961
Liberty Energy, Inc.	75,282	1,559,843
†Nabors Industries Ltd.	4,242	365,363
†Newpark Resources, Inc.	35,347	255,205
†Oceaneering International, Inc.	44,806	1,048,460
Patterson-UTI Energy, Inc.	16,981	202,753
†ProPetro Holding Corp.	45,231	365,467
RPC, Inc.	36,269	280,722
TechnipFMC PLC	18,133	455,320
†TETRA Technologies, Inc.	60,290	267,085
†U.S. Silica Holdings, Inc.	21,759	270,029
†Valaris Ltd.	26,553	1,998,379
†Weatherford International PLC	12,617	1,456,254
		14,596,917
Entertainment–0.56%
†Cinemark Holdings, Inc.	49,723	893,522
†IMAX Corp.	20,970	339,085
†Madison Square Garden Entertainment Corp.	8,369	328,149
†Madison Square Garden Sports Corp.	705	130,087
Marcus Corp.	10,805	154,079
†Roku, Inc.	13,967	910,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Sphere Entertainment Co.	12,414	$609,279
		3,364,430
Equity Real Estate Investment Trusts–0.66%
Alexander & Baldwin, Inc.	23,274	383,323
American Assets Trust, Inc.	19,680	431,189
Broadstone Net Lease, Inc.	47,026	736,897
Empire State Realty Trust, Inc. Class A	62,264	630,734
Essential Properties Realty Trust, Inc.	66,526	1,773,583
		3,955,726
Food & Staples Retailing–0.58%
Andersons, Inc.	14,561	835,365
PriceSmart, Inc.	4,471	375,564
†Sprouts Farmers Market, Inc.	30,042	1,937,108
†United Natural Foods, Inc.	27,384	314,642
		3,462,679
Food Products–0.74%
Calavo Growers, Inc.	3,663	101,868
Cal-Maine Foods, Inc.	17,302	1,018,223
Fresh Del Monte Produce, Inc.	10,804	279,932
†Freshpet, Inc.	12,100	1,401,906
†Hain Celestial Group, Inc.	41,892	329,271
John B Sanfilippo & Son, Inc.	897	95,010
Seaboard Corp.	101	325,616
†SunOpta, Inc.	43,815	301,009
Utz Brands, Inc.	30,302	558,769
		4,411,604
Gas Utilities–0.55%
National Fuel Gas Co.	40,366	2,168,461
UGI Corp.	46,433	1,139,466
		3,307,927
Health Care Equipment & Supplies–2.91%
†Accuray, Inc.	45,031	111,227
†Alphatec Holdings, Inc.	13,189	181,876
†Artivion, Inc.	14,383	304,344
†AtriCure, Inc.	18,180	553,036
†Axogen, Inc.	19,038	153,637
†Axonics, Inc.	14,099	972,408
†Cerus Corp.	82,104	155,177
CONMED Corp.	11,711	937,817
DENTSPLY SIRONA, Inc.	23,010	763,702
†Glaukos Corp.	1,228	115,788
†Haemonetics Corp.	17,451	1,489,443
†Inari Medical, Inc.	8,834	423,855
†Inmode Ltd.	11,447	247,370
†Inspire Medical Systems, Inc.	4,794	1,029,703
†Integer Holdings Corp.	5,469	638,123
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings Corp.	5,136	$182,071
iRadimed Corp.	3,428	150,798
†iRhythm Technologies, Inc.	1,102	127,832
†Lantheus Holdings, Inc.	14,796	920,903
†LivaNova PLC	16,575	927,205
†Neogen Corp.	25,036	395,068
†Nevro Corp.	16,193	233,827
†Novocure Ltd.	49,565	774,701
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	5,027	146,939
†OraSure Technologies, Inc.	34,603	212,808
†Pulmonx Corp.	17,857	165,534
†RxSight, Inc.	12,409	640,056
†Shockwave Medical, Inc.	2,697	878,224
†SI-BONE, Inc.	15,388	251,902
†Silk Road Medical, Inc.	18,461	338,206
†STAAR Surgical Co.	14,728	563,788
†Surmodics, Inc.	6,773	198,720
†Tactile Systems Technology, Inc.	10,967	178,214
†Tandem Diabetes Care, Inc.	8,400	297,444
†TransMedics Group, Inc.	10,297	761,360
†UFP Technologies, Inc.	3,037	765,931
†Zimvie, Inc.	12,237	201,788
		17,390,825
Health Care Providers & Services–2.43%
†Accolade, Inc.	32,571	341,344
†AdaptHealth Corp.	43,688	502,849
†Addus HomeCare Corp.	6,593	681,321
†AMN Healthcare Services, Inc.	2,847	177,966
†Astrana Health, Inc.	15,970	670,580
†Brookdale Senior Living, Inc.	87,303	577,073
†Castle Biosciences, Inc.	11,495	254,614
Chemed Corp.	1,692	1,086,146
†Community Health Systems, Inc.	55,523	194,330
†Cross Country Healthcare, Inc.	5,837	109,269
†DocGo, Inc.	37,486	151,443
Encompass Health Corp.	14,200	1,172,636
Ensign Group, Inc.	1,224	152,290
†Fulgent Genetics, Inc.	8,276	179,589
†Guardant Health, Inc.	35,695	736,388
†HealthEquity, Inc.	8,106	661,693
†Hims & Hers Health, Inc.	56,015	866,552
National HealthCare Corp.	4,765	450,340
†NeoGenomics, Inc.	57,264	900,190
†Option Care Health, Inc.	9,714	325,808
†Owens & Minor, Inc.	33,372	924,738
†Pennant Group, Inc.	12,704	249,379
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†PetIQ, Inc.	13,073	$238,974
†Privia Health Group, Inc.	8,786	172,118
†Progyny, Inc.	31,877	1,216,108
†RadNet, Inc.	9,160	445,726
†Surgery Partners, Inc.	14,806	441,663
Universal Health Services, Inc. Class B	3,648	665,614
		14,546,741
Health Care REITs–0.55%
Diversified Healthcare Trust	45,917	112,956
Global Medical REIT, Inc.	29,119	254,791
Medical Properties Trust, Inc.	261,347	1,228,331
National Health Investors, Inc.	18,654	1,172,031
Omega Healthcare Investors, Inc.	4,496	142,388
Sabra Health Care REIT, Inc.	25,111	370,890
		3,281,387
Health Care Technology–0.43%
†Definitive Healthcare Corp.	21,303	171,915
†Doximity, Inc. Class A	5,840	157,154
†Evolent Health, Inc. Class A	3,989	130,799
†Health Catalyst, Inc.	26,194	197,241
HealthStream, Inc.	11,151	297,286
†Multiplan Corp.	169,225	137,275
†Phreesia, Inc.	24,366	583,078
†Sharecare, Inc.	144,389	110,819
Simulations Plus, Inc.	7,623	313,687
†Teladoc Health, Inc.	29,538	446,024
		2,545,278
Hotel & Resort REITs–0.82%
Park Hotels & Resorts, Inc.	97,392	1,703,386
Pebblebrook Hotel Trust	35,158	541,785
RLJ Lodging Trust	70,098	828,559
Ryman Hospitality Properties, Inc.	9,228	1,066,849
Xenia Hotels & Resorts, Inc.	49,727	746,402
		4,886,981
Hotels, Restaurants & Leisure–2.09%
†Accel Entertainment, Inc.	25,015	294,927
Bloomin' Brands, Inc.	37,985	1,089,410
Boyd Gaming Corp.	15,936	1,072,811
Carrols Restaurant Group, Inc.	17,207	163,639
†Chuy's Holdings, Inc.	8,476	285,895
Cracker Barrel Old Country Store, Inc.	1,672	121,605
†Dave & Buster's Entertainment, Inc.	6,465	404,709
†Everi Holdings, Inc.	33,157	333,228
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–6

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Krispy Kreme, Inc.	7,264	$110,667
†Light & Wonder, Inc.	15,598	1,592,400
†Lindblad Expeditions Holdings, Inc.	15,285	142,609
Monarch Casino & Resort, Inc.	6,291	471,762
†PlayAGS, Inc.	17,294	155,300
†Portillo's, Inc. Class A	10,024	142,140
RCI Hospitality Holdings, Inc.	4,100	237,800
†Shake Shack, Inc. Class A	3,894	405,093
†Six Flags Entertainment Corp.	18,630	490,342
†Super Group SGHC Ltd.	63,894	220,434
†Sweetgreen, Inc. Class A	38,272	966,751
†Target Hospitality Corp.	14,972	162,746
Texas Roadhouse, Inc.	4,265	658,814
Vail Resorts, Inc.	1,859	414,241
Wingstop, Inc.	7,013	2,569,563
		12,506,886
Household Durables–1.95%
†Beazer Homes USA, Inc.	13,184	432,435
†Cavco Industries, Inc.	1,971	786,547
†Dream Finders Homes, Inc. Class A	5,925	259,100
†Helen of Troy Ltd.	6,874	792,160
†Hovnanian Enterprises, Inc. Class A	2,028	318,274
Installed Building Products, Inc.	10,304	2,665,954
KB Home	4,480	317,543
La-Z-Boy, Inc.	19,215	722,868
†M/I Homes, Inc.	6,049	824,418
MDC Holdings, Inc.	13,235	832,614
†Skyline Champion Corp.	1,936	164,580
†Sonos, Inc.	35,443	675,544
†Taylor Morrison Home Corp.	33,996	2,113,531
†Tri Pointe Homes, Inc.	14,482	559,874
Worthington Enterprises, Inc.	2,936	182,707
		11,648,149
Household Products–0.28%
†Central Garden & Pet Co.	13,887	527,117
Oil-Dri Corp. of America	2,370	176,707
Spectrum Brands Holdings, Inc.	10,839	964,779
		1,668,603
Independent Power and Renewable Electricity Producers–1.17%
Clearway Energy, Inc. Class A	16,397	352,699
†Montauk Renewables, Inc.	31,219	129,871
Vistra Corp.	93,215	6,492,425
		6,974,995
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.36%
Americold Realty Trust, Inc.	10,755	$268,015
First Industrial Realty Trust, Inc.	5,581	293,226
Innovative Industrial Properties, Inc.	13,019	1,347,987
Terreno Realty Corp.	3,600	239,040
		2,148,268
Insurance–1.39%
Assurant, Inc.	1,676	315,490
Assured Guaranty Ltd.	25,954	2,264,486
†Enstar Group Ltd.	2,596	806,733
Everest Group Ltd.	292	116,070
F&G Annuities & Life, Inc.	8,669	351,528
Fidelis Insurance Holdings Ltd.	7,019	136,730
HCI Group, Inc.	3,092	358,919
Horace Mann Educators Corp.	3,194	118,146
Kinsale Capital Group, Inc.	444	232,985
Mercury General Corp.	12,410	640,356
Primerica, Inc.	8,783	2,221,748
†SiriusPoint Ltd.	32,731	416,011
†Trupanion, Inc.	11,855	327,317
		8,306,519
Interactive Media & Services–0.72%
†Bumble, Inc. Class A	48,015	544,970
†Cargurus, Inc.	28,874	666,412
†Cars.com, Inc.	23,761	408,214
†IAC, Inc.	8,622	459,898
†QuinStreet, Inc.	17,476	308,626
Shutterstock, Inc.	11,419	523,104
†Vimeo, Inc.	68,420	279,838
†Yelp, Inc.	28,798	1,134,641
		4,325,703
IT Services–0.54%
†BigCommerce Holdings, Inc.	32,111	221,245
†Couchbase, Inc.	11,457	301,434
†DigitalOcean Holdings, Inc.	3,871	147,795
†DXC Technology Co.	15,807	335,266
†Fastly, Inc. Class A	6,080	78,858
Hackett Group, Inc.	5,672	137,829
†Kyndryl Holdings, Inc.	54,053	1,176,193
†Squarespace, Inc. Class A	22,836	832,144
		3,230,764
Leisure Products–0.43%
Acushnet Holdings Corp.	13,541	893,029
†Malibu Boats, Inc. Class A	9,732	421,201
†MasterCraft Boat Holdings, Inc.	7,960	188,811
Smith & Wesson Brands, Inc.	21,169	367,494
†Vista Outdoor, Inc.	18,234	597,710
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–7

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†YETI Holdings, Inc.	2,816	$108,557
		2,576,802
Life Sciences Tools & Services–0.43%
†CryoPort, Inc.	11,970	211,869
†Medpace Holdings, Inc.	3,975	1,606,496
Mesa Laboratories, Inc.	2,458	269,716
†OmniAb, Inc.	17,468	94,677
†Quanterix Corp.	16,302	384,075
		2,566,833
Machinery–3.98%
†3D Systems Corp.	37,745	167,588
AGCO Corp.	1,790	220,206
Alamo Group, Inc.	4,327	987,984
†Blue Bird Corp.	3,538	135,647
†Chart Industries, Inc.	3,662	603,205
Donaldson Co., Inc.	34,464	2,573,772
ESCO Technologies, Inc.	11,294	1,209,023
Federal Signal Corp.	20,224	1,716,411
Greenbrier Cos., Inc.	7,164	373,244
Helios Technologies, Inc.	2,553	114,094
Hyster-Yale Materials Handling, Inc.	4,648	298,262
Kadant, Inc.	2,555	838,295
Lincoln Electric Holdings, Inc.	13,529	3,455,848
†Manitowoc Co., Inc.	16,353	231,231
Miller Industries, Inc.	5,402	270,640
Mueller Industries, Inc.	39,419	2,125,867
REV Group, Inc.	13,663	301,816
Snap-on, Inc.	9,978	2,955,683
Standex International Corp.	5,252	957,019
Terex Corp.	27,571	1,775,572
Wabash National Corp.	21,576	645,985
Watts Water Technologies, Inc. Class A	8,618	1,831,756
		23,789,148
Marine–0.19%
Matson, Inc.	10,297	1,157,383
		1,157,383
Media–0.69%
†Advantage Solutions, Inc.	40,198	174,057
†AMC Networks, Inc. Class A	14,561	176,625
†EchoStar Corp. Class A	16,363	233,173
†Gannett Co., Inc.	65,016	158,639
Gray Television, Inc.	38,728	244,761
†Integral Ad Science Holding Corp.	16,865	168,144
John Wiley & Sons, Inc. Class A	16,731	637,953
†Liberty Media Corp.-Liberty SiriusXM Class A	3,784	112,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Magnite, Inc.	62,208	$668,736
Nexstar Media Group, Inc.	2,049	353,022
†PubMatic, Inc. Class A	7,268	172,397
Sinclair, Inc.	15,399	207,425
†Stagwell, Inc.	32,924	204,787
†TechTarget, Inc.	11,909	393,950
†Thryv Holdings, Inc.	10,804	240,173
		4,146,227
Metals & Mining–1.78%
Alpha Metallurgical Resources, Inc.	4,949	1,638,960
Arch Resources, Inc.	7,038	1,131,640
†Century Aluminum Co.	24,618	378,871
†Constellium SE	31,587	698,389
†Metallus, Inc.	10,171	226,305
†MP Materials Corp.	18,674	267,038
Olympic Steel, Inc.	4,340	307,619
Radius Recycling, Inc.	12,139	256,497
Ramaco Resources, Inc. Class A	10,916	183,826
Royal Gold, Inc.	3,841	467,872
Ryerson Holding Corp.	8,689	291,082
SunCoke Energy, Inc.	39,211	441,908
U.S. Steel Corp.	63,060	2,571,587
Warrior Met Coal, Inc.	20,586	1,249,570
Worthington Steel, Inc.	14,258	511,149
		10,622,313
Mortgage Real Estate Investment Trusts (REITs)–0.90%
AGNC Investment Corp.	39,573	391,773
Arbor Realty Trust, Inc.	73,418	972,789
Chimera Investment Corp.	106,570	491,288
Invesco Mortgage Capital, Inc.	19,908	192,709
MFA Financial, Inc.	47,364	540,423
Redwood Trust, Inc.	54,401	346,534
Rithm Capital Corp.	218,677	2,440,435
		5,375,951
Multiline Retail–0.11%
Dillard's, Inc. Class A	631	297,605
Macy's, Inc.	16,410	328,036
		625,641
Multi-Utilities–0.31%
Black Hills Corp.	14,708	803,057
Northwestern Energy Group, Inc.	12,660	644,774
Unitil Corp.	7,625	399,168
		1,846,999
Office REITs–0.84%
Cousins Properties, Inc.	46,107	1,108,412
Highwoods Properties, Inc.	47,358	1,239,833
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Kilroy Realty Corp.	47,966	$1,747,401
Vornado Realty Trust	32,279	928,667
		5,024,313
Oil, Gas & Consumable Fuels–3.89%
APA Corp.	19,393	666,731
Ardmore Shipping Corp.	19,582	321,536
Berry Corp.	36,452	293,438
California Resources Corp.	11,064	609,626
†Callon Petroleum Co.	28,701	1,026,348
†Centrus Energy Corp. Class A	5,683	236,015
Civitas Resources, Inc.	31,304	2,376,287
†CNX Resources Corp.	19,807	469,822
CONSOL Energy, Inc.	7,772	650,983
CVR Energy, Inc.	9,979	355,851
Dorian LPG Ltd.	16,154	621,283
Equitrans Midstream Corp.	60,369	754,009
†Gulfport Energy Corp.	4,714	754,806
International Seaways, Inc.	14,524	772,677
Matador Resources Co.	38,168	2,548,477
Northern Oil & Gas, Inc.	16,310	647,181
†Par Pacific Holdings, Inc.	18,931	701,583
PBF Energy, Inc. Class A	35,986	2,071,714
Peabody Energy Corp.	51,735	1,255,091
Permian Resources Corp.	17,014	300,467
†REX American Resources Corp.	7,264	426,469
Riley Exploration Permian, Inc.	4,093	135,069
SandRidge Energy, Inc.	15,090	219,861
Scorpio Tankers, Inc.	10,413	745,050
†SilverBow Resources, Inc.	9,878	337,235
SM Energy Co.	53,481	2,666,028
†Teekay Corp.	29,021	211,273
Teekay Tankers Ltd. Class A	11,202	654,309
VAALCO Energy, Inc.	51,412	358,342
W&T Offshore, Inc.	37,181	98,530
		23,286,091
Paper & Forest Products–0.09%
†Clearwater Paper Corp.	7,192	314,506
Sylvamo Corp.	3,658	225,845
		540,351
Personal Products–0.85%
†BellRing Brands, Inc.	12,561	741,476
†elf Beauty, Inc.	13,248	2,597,005
Inter Parfums, Inc.	8,042	1,129,981
Medifast, Inc.	5,049	193,478
†Nature's Sunshine Products, Inc.	6,102	126,739
†USANA Health Sciences, Inc.	5,468	265,198
		5,053,877
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.74%
†Amneal Pharmaceuticals, Inc.	53,074	$321,628
†Amphastar Pharmaceuticals, Inc.	16,041	704,360
†ANI Pharmaceuticals, Inc.	6,800	470,084
†Arvinas, Inc.	9,719	401,200
†Cassava Sciences, Inc.	17,716	359,458
†Collegium Pharmaceutical, Inc.	15,869	616,035
†Corcept Therapeutics, Inc.	36,283	913,969
†Edgewise Therapeutics, Inc.	19,796	361,079
†Elanco Animal Health, Inc.	66,883	1,088,855
†Evolus, Inc.	19,782	276,948
†EyePoint Pharmaceuticals, Inc.	12,660	261,682
†Harmony Biosciences Holdings, Inc.	15,093	506,823
†Innoviva, Inc.	24,416	372,100
†Intra-Cellular Therapies, Inc.	14,435	998,902
†Ligand Pharmaceuticals, Inc.	7,973	582,826
†Pacira BioSciences, Inc.	2,961	86,520
†Pliant Therapeutics, Inc.	27,216	405,518
†Prestige Consumer Healthcare, Inc.	8,900	645,784
†Revance Therapeutics, Inc.	39,377	193,735
†Supernus Pharmaceuticals, Inc.	22,551	769,215
†Ventyx Biosciences, Inc.	16,787	92,329
		10,429,050
Professional Services–2.07%
Barrett Business Services, Inc.	3,100	392,832
†Conduent, Inc.	81,832	276,592
CSG Systems International, Inc.	2,692	138,746
†ExlService Holdings, Inc.	63,705	2,025,819
†Forrester Research, Inc.	5,400	116,424
†Franklin Covey Co.	5,445	213,771
Heidrick & Struggles International, Inc.	7,758	261,134
†Huron Consulting Group, Inc.	8,345	806,294
ICF International, Inc.	8,008	1,206,245
Insperity, Inc.	12,104	1,326,719
Kelly Services, Inc. Class A	14,471	362,354
Kforce, Inc.	8,765	618,108
†Legalzoom.com, Inc.	46,107	615,067
ManpowerGroup, Inc.	9,342	725,313
†NV5 Global, Inc.	1,688	165,441
†Parsons Corp.	14,854	1,232,139
†Paylocity Holding Corp.	783	134,566
Resources Connection, Inc.	15,887	209,073
TriNet Group, Inc.	2,419	320,493
†TrueBlue, Inc.	14,881	186,310
†Upwork, Inc.	56,158	688,497
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Verra Mobility Corp.	7,640	$190,771
†Willdan Group, Inc.	5,640	163,504
		12,376,212
Real Estate Management & Development–0.63%
†Anywhere Real Estate, Inc.	50,872	314,389
†Cushman & Wakefield PLC	11,550	120,813
DigitalBridge Group, Inc.	38,888	749,372
†Forestar Group, Inc.	8,821	354,516
†FRP Holdings, Inc.	3,140	192,796
Marcus & Millichap, Inc.	11,061	377,954
Newmark Group, Inc. Class A	63,349	702,540
†Opendoor Technologies, Inc.	61,308	185,763
RMR Group, Inc. Class A	4,169	100,056
St. Joe Co.	11,011	638,308
		3,736,507
Residential REITs–0.34%
Apartment Income REIT Corp.	44,369	1,440,662
Equity LifeStyle Properties, Inc.	3,593	231,389
Independence Realty Trust, Inc.	23,078	372,248
		2,044,299
Retail REITs–1.04%
Acadia Realty Trust	40,049	681,233
Kite Realty Group Trust	65,682	1,423,986
Macerich Co.	47,731	822,405
NNN REIT, Inc.	3,305	141,256
Saul Centers, Inc.	5,659	217,815
SITE Centers Corp.	86,161	1,262,259
Tanger, Inc.	46,231	1,365,201
Whitestone REIT	23,067	289,491
		6,203,646
Road & Rail–0.43%
ArcBest Corp.	2,019	287,708
Covenant Logistics Group, Inc.	4,034	187,016
Marten Transport Ltd.	21,834	403,492
Ryder System, Inc.	13,897	1,670,280
		2,548,496
Semiconductors & Semiconductor Equipment–2.58%
†ACM Research, Inc. Class A	22,534	656,641
†Aehr Test Systems	10,576	131,142
†Alpha & Omega Semiconductor Ltd.	10,440	230,098
†Ambarella, Inc.	3,478	176,578
Amkor Technology, Inc.	39,459	1,272,158
†Axcelis Technologies, Inc.	13,744	1,532,731
†CEVA, Inc.	10,759	244,337
†Cirrus Logic, Inc.	11,770	1,089,431
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Credo Technology Group Holding Ltd.	34,676	$734,784
†FormFactor, Inc.	4,793	218,705
†Impinj, Inc.	1,881	241,539
Kulicke & Soffa Industries, Inc.	15,808	795,300
†Onto Innovation, Inc.	8,848	1,602,196
†Photronics, Inc.	25,076	710,152
†Rambus, Inc.	38,368	2,371,526
†Silicon Laboratories, Inc.	7,014	1,008,052
†SiTime Corp.	2,768	258,061
†SMART Global Holdings, Inc.	22,118	582,146
†Veeco Instruments, Inc.	22,836	803,142
†Wolfspeed, Inc.	27,039	797,651
		15,456,370
Software–6.29%
†8x8, Inc.	53,650	144,855
Adeia, Inc.	50,123	547,343
†Agilysys, Inc.	6,191	521,654
†Alkami Technology, Inc.	16,416	403,341
†Appfolio, Inc. Class A	7,923	1,954,921
†AppLovin Corp. Class A	49,494	3,425,975
†AvePoint, Inc.	66,344	525,445
†Bill Holdings, Inc.	15,576	1,070,383
†Blackbaud, Inc.	10,007	741,919
†Cleanspark, Inc.	69,309	1,470,044
Clear Secure, Inc. Class A	37,175	790,712
†Consensus Cloud Solutions, Inc.	8,662	137,379
†Digital Turbine, Inc.	46,597	122,084
Dolby Laboratories, Inc. Class A	15,161	1,270,037
†Everbridge, Inc.	18,662	649,997
†Freshworks, Inc. Class A	20,046	365,038
†Gitlab, Inc. Class A	6,853	399,667
InterDigital, Inc.	11,957	1,272,942
†LiveRamp Holdings, Inc.	28,087	969,002
†Manhattan Associates, Inc.	13,966	3,494,712
†Marathon Digital Holdings, Inc.	14,586	329,352
†Matterport, Inc.	45,932	103,806
†MicroStrategy, Inc. Class A	870	1,482,967
†Mitek Systems, Inc.	19,964	281,492
†Model N, Inc.	10,322	293,867
†N-able, Inc.	7,493	97,934
†NCR Voyix Corp.	17,136	216,428
†OneSpan, Inc.	19,383	225,424
†PagerDuty, Inc.	26,565	602,494
Progress Software Corp.	17,981	958,567
†Q2 Holdings, Inc.	24,520	1,288,771
†Qualys, Inc.	11,921	1,989,257
†Rapid7, Inc.	23,769	1,165,632
†RingCentral, Inc. Class A	38,911	1,351,768
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–10

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Sapiens International Corp. NV	14,225	$457,476
†SentinelOne, Inc. Class A	18,139	422,820
†Smartsheet, Inc. Class A	11,238	432,663
†SolarWinds Corp.	23,191	292,670
†Sprout Social, Inc. Class A	15,843	945,986
†SPS Commerce, Inc.	14,570	2,693,993
†Terawulf, Inc.	63,200	166,216
†Varonis Systems, Inc.	19,379	914,107
†Yext, Inc.	51,249	309,032
†Zeta Global Holdings Corp. Class A	30,690	335,442
		37,635,614
Specialized REITs–0.50%
EPR Properties	8,246	350,043
Gaming & Leisure Properties, Inc.	28,284	1,303,044
PotlatchDeltic Corp.	19,021	894,367
Safehold, Inc.	22,526	464,036
		3,011,490
Specialty Retail–3.20%
†1-800-Flowers.com, Inc. Class A	12,051	130,512
†Abercrombie & Fitch Co. Class A	21,268	2,665,518
Academy Sports & Outdoors, Inc.	2,078	140,348
American Eagle Outfitters, Inc.	10,331	266,436
†Asbury Automotive Group, Inc.	2,953	696,258
†AutoNation, Inc.	1,913	316,755
†Beyond, Inc.	18,400	660,744
Build-A-Bear Workshop, Inc.	6,108	182,446
Caleres, Inc.	15,916	653,033
†Carvana Co.	12,782	1,123,666
Designer Brands, Inc. Class A	20,220	221,005
Gap, Inc.	75,953	2,092,505
†Genesco, Inc.	5,198	146,272
Group 1 Automotive, Inc.	5,047	1,474,885
Guess?, Inc.	13,170	414,460
Hibbett, Inc.	5,728	439,968
Murphy USA, Inc.	3,659	1,533,853
†National Vision Holdings, Inc.	26,022	576,648
†ODP Corp.	14,688	779,198
†Revolve Group, Inc.	19,250	407,522
†Sally Beauty Holdings, Inc.	49,271	611,946
Signet Jewelers Ltd.	18,424	1,843,690
Sonic Automotive, Inc. Class A	6,869	391,121
Upbound Group, Inc.	13,657	480,863
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters, Inc.	20,690	$898,360
		19,148,012
Technology Hardware, Storage & Peripherals–1.80%
†Super Micro Computer, Inc.	9,558	9,653,867
†Turtle Beach Corp.	7,556	130,265
Xerox Holdings Corp.	54,807	981,045
		10,765,177
Textiles, Apparel & Luxury Goods–0.64%
†Crocs, Inc.	2,106	302,843
†Deckers Outdoor Corp.	1,111	1,045,740
†Figs, Inc. Class A	59,771	297,660
†G-III Apparel Group Ltd.	19,356	561,517
Kontoor Brands, Inc.	3,964	238,831
Movado Group, Inc.	4,865	135,879
Oxford Industries, Inc.	5,237	588,639
Tapestry, Inc.	14,375	682,525
		3,853,634
Tobacco–0.11%
Turning Point Brands, Inc.	8,148	238,737
Universal Corp.	7,810	403,933
		642,670
Trading Companies & Distributors–1.70%
Applied Industrial Technologies, Inc.	13,061	2,580,201
†BlueLinx Holdings, Inc.	3,964	516,271
Boise Cascade Co.	16,163	2,478,919
†DNOW, Inc.	37,753	573,846
†DXP Enterprises, Inc.	6,371	342,314
Global Industrial Co.	6,141	274,994
†GMS, Inc.	18,562	1,806,825
H&E Equipment Services, Inc.	5,335	342,400
†Hudson Technologies, Inc.	19,335	212,878
McGrath RentCorp	4,652	573,917
†MRC Global, Inc.	16,698	209,894
†Xometry, Inc. Class A	15,901	268,568
		10,181,027
Water Utilities–0.28%
California Water Service Group	9,531	443,001
Consolidated Water Co. Ltd.	7,054	206,753
SJW Group	14,230	805,276
York Water Co.	6,684	242,428
		1,697,458
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–11

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.10%
Telephone & Data Systems, Inc.	38,775	$621,175
		621,175
Total Common Stock (Cost $466,428,980)		585,201,721
RIGHTS–0.01%
=†Chinook Therapeutics, Inc.	24,718	9,640
=†Mirati Therapeutics, Inc.	21,713	15,199
Total Rights (Cost $24,839)		24,839

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	12,355,948	$12,355,948
Total Money Market Fund (Cost $12,355,948)		12,355,948

TOTAL INVESTMENTS–99.91% (Cost $478,809,767)	597,582,508
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	521,464
NET ASSETS APPLICABLE TO 48,048,362 SHARES OUTSTANDING–100.00%	$598,103,972

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
92	E-mini Russell 2000 Index	$9,871,140	$9,588,310	6/21/24	$282,830	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–12

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–13

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,087,658	$—	$—	$6,087,658
Air Freight & Logistics	1,016,835	—	—	1,016,835
Airlines	2,780,900	—	—	2,780,900
Auto Components	7,608,537	—	—	7,608,537
Automobiles	2,291,883	—	—	2,291,883
Banks	45,480,989	—	—	45,480,989
Beverages	2,584,277	—	—	2,584,277
Biotechnology	45,576,577	—	—	45,576,577
Building Products	8,067,258	—	—	8,067,258
Capital Markets	9,168,484	—	—	9,168,484
Chemicals	10,536,969	—	—	10,536,969
Commercial Services & Supplies	8,779,300	—	—	8,779,300
Communications Equipment	3,615,096	—	—	3,615,096
Construction & Engineering	8,213,689	—	—	8,213,689
Construction Materials	1,704,341	—	—	1,704,341
Consumer Finance	3,452,254	—	—	3,452,254
Containers & Packaging	1,422,300	—	—	1,422,300
Diversified Consumer Services	6,152,130	—	—	6,152,130
Diversified Financial Services	17,611,245	—	—	17,611,245
Diversified Telecommunication Services	2,717,005	—	—	2,717,005
Electric Utilities	2,340,367	—	—	2,340,367
Electrical Equipment	18,363,454	—	—	18,363,454
Electronic Equipment, Instruments & Components	16,107,025	—	—	16,107,025
Energy Equipment & Services	14,596,917	—	—	14,596,917
Entertainment	3,364,430	—	—	3,364,430
Equity Real Estate Investment Trusts	3,955,726	—	—	3,955,726
Food & Staples Retailing	3,462,679	—	—	3,462,679
Food Products	4,411,604	—	—	4,411,604
Gas Utilities	3,307,927	—	—	3,307,927
Health Care Equipment & Supplies	17,390,825	—	— *	17,390,825
Health Care Providers & Services	14,546,741	—	—	14,546,741
Health Care REITs	3,281,387	—	—	3,281,387
Health Care Technology	2,545,278	—	—	2,545,278
Hotel & Resort REITs	4,886,981	—	—	4,886,981
Hotels, Restaurants & Leisure	12,506,886	—	—	12,506,886
Household Durables	11,648,149	—	—	11,648,149
Household Products	1,668,603	—	—	1,668,603
Independent Power and Renewable Electricity Producers	6,974,995	—	—	6,974,995
Industrial REITs	2,148,268	—	—	2,148,268
Insurance	8,306,519	—	—	8,306,519
Interactive Media & Services	4,325,703	—	—	4,325,703
IT Services	3,230,764	—	—	3,230,764
Leisure Products	2,576,802	—	—	2,576,802
Life Sciences Tools & Services	2,566,833	—	—	2,566,833
Machinery	23,789,148	—	—	23,789,148
Marine	1,157,383	—	—	1,157,383
Media	4,146,227	—	—	4,146,227
Metals & Mining	10,622,313	—	—	10,622,313
Mortgage Real Estate Investment Trusts (REITs)	5,375,951	—	—	5,375,951
Multiline Retail	625,641	—	—	625,641
Multi-Utilities	1,846,999	—	—	1,846,999
Office REITs	5,024,313	—	—	5,024,313
Oil, Gas & Consumable Fuels	23,286,091	—	—	23,286,091
Paper & Forest Products	540,351	—	—	540,351
Personal Products	5,053,877	—	—	5,053,877
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–14

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Pharmaceuticals	$10,429,050	$—	$—	$10,429,050
Professional Services	12,376,212	—	—	12,376,212
Real Estate Management & Development	3,736,507	—	—	3,736,507
Residential REITs	2,044,299	—	—	2,044,299
Retail REITs	6,203,646	—	—	6,203,646
Road & Rail	2,548,496	—	—	2,548,496
Semiconductors & Semiconductor Equipment	15,456,370	—	—	15,456,370
Software	37,635,614	—	—	37,635,614
Specialized REITs	3,011,490	—	—	3,011,490
Specialty Retail	19,148,012	—	—	19,148,012
Technology Hardware, Storage & Peripherals	10,765,177	—	—	10,765,177
Textiles, Apparel & Luxury Goods	3,853,634	—	—	3,853,634
Tobacco	642,670	—	—	642,670
Trading Companies & Distributors	10,181,027	—	—	10,181,027
Water Utilities	1,697,458	—	—	1,697,458
Wireless Telecommunication Services	621,175	—	—	621,175
Rights	—	—	24,839	24,839
Money Market Fund	12,355,948	—	—	12,355,948
Total Investments	$597,557,669	$—	$24,839	$597,582,508
Derivatives:

Assets:
Futures Contract	$282,830	$—	$—	$282,830

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–15